Class A Common Stock Subject to Possible Redemption - Additional Information (Detail) - Common Class A [Member] - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	380,000,000
Temporary Equity, Shares Issued	34,500,000
Temporary Equity, Shares Outstanding	34,500,000	0
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001